UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report.

Name:    Longacre Corp.
Address: c/o Icahn & Co., Inc.
         One Wall Street Court
         New York, NY 10005

Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Edward E. Mattner
Title:   President
Phone:   (212) 702-4300

Signature, Place, and Date of Signing:

/s/ Edward E. Mattner               New York, New York        08/12/02
[Signature]                          [City, State]             [Date]

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT:  (Check here if all holdings of this reporting manager are reported in this report.)

[ ]      13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]      13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               2*

Form 13F Information Table Value Total:          $2,797*



*Confidential Treatment has been requested for accounts of equity securities reported on by this Institutional Investment Manager and this information has been filed separately with the Commission.

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


                           Form 13F Information Table
                    Name of Reporting Manager: Longacre Corp.

   COLUMN 1          COLUMN 2       COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7             COLUMN 8
                                                                                                                Voting Authority
                                               VALUE    SHRS OR   SH/   PUT/   INVESTMENT     OTHER
  NAME OF ISSUER     TITLE OF CLASS CUSIP      (x$1000)  PRN AMT  PRN   CALL   DISCRETION     MANAGERS          SOLE   SHARED NONE


Shelbourne           Com            821373107   1,170    27,011    SH                            Sole           27,011
Prop. I, Inc.

Shelbourne           Com            82137E103   1,627    38,738    SH                            Sole           38,738
Prop. III, Inc.
                                       Total    2,797


Confidential Treatment has been requested for accounts of equity securities reported on by this Institutional
Investment Manager and this information has been filed separately with the Commission.
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